Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

28	Subsequent events
Dividends:
As disclosed in note 22.4, the Group declared a special dividend of $0.25 per share on January 21, 2026, which was paid on February 9, 2026.
The Group also announced the increase in its dividend program targets from 16¢ to 20¢ in 2026, declaring its first dividend of 5¢ on February 23, 2026 which is payable on March 31, 2026.
Revolving Credit Facility:
The Group entered into an agreement with a consortium of international banks in February 2026, under which the Group may draw down on a revolving credit facility to a maximum of $100 million in multiple currencies. The rates are linked to the Secured Overnight Financing Rate published daily by the Federal Reserve Bank of New York that serves as the benchmark for pricing USD-denominated derivatives and loans. The Group borrowed $25 million under this facility on March 18, 2026. The conclusion of this facility does not represent facts and circumstances prevailing at the December 31, 2025, and therefore requires no adjustment to balances that have been presented in these financial statements.
Apricot Close-out:
In February 2026, the final regulatory license was granted by the Maltese Gaming Authority for the Group's acquisition of the Sportsbook Software. At December 31, 2025, the Group did not have the legal right or ability to acquire the assets, as the necessary regulatory approvals had not yet been granted. As such, no adjustments have been made to the amounts presented in the financial statements with regards to this event. The Group owns the software from February 28, 2026, when the regulatory approvals were obtained. An amount of €24.3 million ($27.9 million) has been paid on March 31, 2026 in respect of this acquisition. The acquisition of this software does not constitute a business combination.
Additional contingent payments of up to €210.0 million ($246.7 million) may be made through an earn-out mechanism if the Group’s sportsbook revenue more than doubles during the earn-out period, which runs through December 31, 2036. The earnout payments are calculated as a percentage of monthly sportsbook net gaming revenue, ranging from 0% to 8%.
Acquisition of eMarketMed Limited ("EMM"):
On April 14, 2026, the Group obtained control of eMarketMed Limited ("EMM"), a company incorporated under the laws of Israel, by acquiring 100% of the issued share capital of EMM. EMM is a digital marketing agency, and is expected to create cost synergies for the Group.
The consideration paid for this acquisition comprises of a cash payment of $1.5 million. There were no individually material items acquired that required separate disclosures.